Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	¥ (1,489,414)	¥ (534,685)	¥ (661,966)